H3 Statement of cash flows (Tables)	12 Months Ended
Dec. 31, 2023
Statement of cash flows [abstract]
Summary of Adjustments to Reconcile Net Income to Cash

Adjustments to reconcile net income to cash
	2023	2022	2021
Property, plant and equipment
Depreciations	4,272	4,114	3,674
Impairment losses	662	274	198
Total	4,934	4,388	3,872

Right-of-use assets
Depreciations	2,427	2,451	2,277
Impairment losses	154	66	–
Total	2,581	2,517	2,277

Intangible assets
Amortizations
Capitalized development expenses	1,137	1,586	1,343
Customer relationships, IPRs and other intangible assets	3,321	1,991	1,164
Total amortizations	4,458	3,577	2,507
Impairments
Customer relationships, IPRs and other intangible assets	19	61	201
Goodwill	31,897	–	112
Total impairments	31,916	61	313
Total	36,374	3,638	2,820
Total depreciation, amortization and impairment losses on property, plant and equipment and intangible assets	43,889	10,543	8,969

Taxes	3,189	5,383	6,576
Dividends from joint ventures/associated companies 1)	46	58	90
Undistributed earnings in joint ventures/associated companies 1)	–104	–3	270
Gains/losses on investments and sale of operations, intangible assets and PP&E, net 2)	268	–287	–971
Other non-cash items 3)	4,422	1,944	2,209
Total adjustments to reconcile net income to cash	51,710	17,638	17,143

1)	See note E3 “Associated companies.”
2)	Includes revaluation gains and losses on investments, see note B4 “Other operating income and expenses .
3)	Relates mainly to unrealized foreign exchange, gains/losses on financial instruments.

Summary of Acquisitions/Divestments of Subsidiaries and Other Operations

Acquisitions/divestments of subsidiaries and other operations
	Acquisitions	Divestments
2023
Cash flow from business combinations 1)	–1,309	–633
Acquisitions/divestments of other investments	–206	8
Total	–1,515	–625

2022
Cash flow from business combinations 1)	–51,734	20
Acquisitions/divestments of other investments	–261	287
Total	–51,995	307

2021
Cash flow from business combinations 1)	–256	273
Acquisitions/divestments of other investments	–133	175
Total	–389	448

1)	See also note E2 “Business combinations.”